Tax Status	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Plan has received a determination letter from the IRS dated May 2, 2014, stating that the Plan is qualified under Section 4975(e)(7) of the Internal Revenue Code (the Code) and, therefore, the related trust is exempt from taxation. Once qualified, the Plan is required to operate in conformity with the Code to maintain its qualified status. The plan administrator believes that the Plan, including amendments made subsequent to receiving the determination letter, is being operated in compliance with the applicable requirements of the Code and, therefore, believes that the Plan is qualified and the related trust is tax-exempt.